Equity Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Equity Based Compensation [Abstract]
Schedule of Stock Based Compensation

Equity-based compensation consists of the following categories:

	2025	2024	2023
Equity based compensation for strategic advisors	€261,389	€-	€-
Equity based compensation for other parties	3,228
Restricted stock units, share options and restricted stock awards	4,508	961	190
Warrant expenses	-	-	198
Total	€269,125	€961	€388